RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Revenues	$ 13,747	$ 11,191
Expenses:
Cost of sales	3,829	2,354
Operating expenses:
Research and development, net	3,468	3,071
Sales and marketing, net	3,259	3,587
General and administrative	2,027	1,206
Financial expenses	736	(374)
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	11,429	62
Expenses:
Cost of sales	84	21
Operating expenses:
Research and development, net	75	128
Sales and marketing, net	54	59
General and administrative	$ 159	$ 28